Financial Instruments - Fair Value of Financial Liabilities (Details) (10-K)	Sep. 30, 2016 CAD	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CAD
Derivative liability - Warrants			CAD 27,479
Level 1 [Member]
Derivative liability - Warrants
Level 2 [Member]
Derivative liability - Warrants
Level 3 [Member]
Derivative liability - Warrants		$ 27,479